Document and Entity Information	Apr. 14, 2023
Entity Information [Line Items]
Document Type	8-K
Document Period End Date	Apr. 14, 2023
Entity Registrant Name	CANADIAN PACIFIC KANSAS CITY LTD/CN
Entity Incorporation, State or Country Code	Z4
Entity File Number	001-01342
Entity Tax Identification Number	98-0355078
Entity Address, Address Line One	7550 Ogden Dale Road S.E.
Entity Address, City or Town	Calgary
Entity Address, State or Province	AB
Entity Address, Country	CA
Entity Address, Postal Zip Code	T2C 4X9
City Area Code	403
Local Phone Number	319-7000
Entity Information, Former Legal or Registered Name	Canadian Pacific Railway Limited
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Current Fiscal Year End Date	--12-31
Entity Central Index Key	0000016875
Amendment Flag	false
Common Shares, without par value, of Canadian Pacific Railway Limited [Member]
Entity Information [Line Items]
Title of 12(b) Security	Common Shares, without par value, of Canadian Pacific Kansas City Limited
Trading Symbol	CP
Security Exchange Name	NYSE
Perpetual 4% Consolidated Debenture Stock of Canadian Pacific Railway Company
Entity Information [Line Items]
Title of 12(b) Security	Perpetual 4% Consolidated Debenture Stock of Canadian Pacific Railway Company
Trading Symbol	CP40
Security Exchange Name	NYSE